Debentures_Details Of Debentures(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 44,992,724	$ 42,150,910	₩ 34,992,057
Debentures in Korean won
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	41,300,064		31,161,348
Korean Won Gross Carrying Amount Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	41,334,070		31,153,688
Structured debentures
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 869,294		₩ 1,146,300
Structured debentures | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	0.29%	0.29%	0.29%
Structured debentures | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	6.00%	6.00%	6.00%
Subordinated fixed rate debentures in Korean won
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 2,913,411		₩ 3,271,693
Subordinated fixed rate debentures in Korean won | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	3.08%	3.08%	3.08%
Subordinated fixed rate debentures in Korean won | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	5.70%	5.70%	5.70%
Fixed rate debentures in Korean won
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 36,823,365		₩ 25,627,695
Fixed rate debentures in Korean won | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	1.29%	1.29%	1.29%
Fixed rate debentures in Korean won | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	3.79%	3.79%	3.79%
Floating rate debentures in Korean won
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 728,000		₩ 1,108,000
Floating rate debentures in Korean won | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	1.74%	1.74%	1.74%
Floating rate debentures in Korean won | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	2.37%	2.37%	2.37%
Fair value adjustments on fair value hedged financial debentures in Korean won
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 19,891		₩ 26,724
Less Discount on debentures in Korean won
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	(53,897)		(19,064)
Debentures in foreign currencies
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	3,692,660		3,830,709
Foreign Currencies Gross Carrying Amount Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	3,734,878		3,867,200
Floating rate debentures
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 1,371,392		₩ 1,063,480
Floating rate debentures | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	1.79%	1.79%	1.79%
Floating rate debentures | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	2.49%	2.49%	2.49%
Fixed rate debentures
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 2,363,486		₩ 2,803,720
Fixed rate debentures | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	1.63%	1.63%	1.63%
Fixed rate debentures | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	2.88%	2.88%	2.88%
Fair value adjustments on fair value hedged debentures in foreign currencies
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ (25,941)		₩ (24,302)
Less Discount or premium on debentures in foreign currencies
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ (16,277)		₩ (12,189)